EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated March 18, 2020, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-20-035339) to the definitive versions of the Registrant’s Prospectuses regarding the Class F and Class Y Shares of the Catholic Values Equity and Catholic Values Fixed Income Funds, dated June 30, 2019, as amended, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on June 28, 2019 (SEC Accession No. 0001104659-19-038231).